CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 12,448	$ 20,085
Bank deposits	12,500	21,448
Marketable securities	8,678	1,709
Receivables from collaborative and licensing arrangements	7,858	13,065
Prepaid expenses and other current assets	1,571	800
TOTAL CURRENT ASSETS	43,055	57,107
NON-CURRENT ASSETS:
Long-term receivables from collaborative arrangements	0	7,402
Restricted long-term deposits and cash	1,288	1,298
Property and equipment, net	660	1,051
Operating lease right-of-use assets	876	1,501
Funds in respect of employee rights upon retirement	749	830
TOTAL NON-CURRENT ASSETS	3,573	12,082
TOTAL ASSETS	46,628	69,189
CURRENT LIABILITIES:
Accounts payable	251	766
Other accounts payable	2,360	10,145
Current maturities of operating leases	718	781
TOTAL CURRENT LIABILITIES	3,329	11,692
LONG-TERM LIABILITIES:
Operating leases liabilities	54	810
Liability for employee rights upon retirement	1,032	1,093
TOTAL LONG-TERM LIABILITIES	1,086	1,903
TOTAL LIABILITIES	4,415	13,595
COMMITMENTS
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 0.1 par value – authorized: 50,000,000 as of December 31, 2021 and 2022, respectively; issued and outstanding: 23,126,804 and 23,129,469 as of December 31, 2021 and December 31, 2022, respectively	638	638
Additional paid-in capital	234,640	233,098
Accumulated deficit	(193,065)	(178,142)
TOTAL SHAREHOLDERS' EQUITY	42,213	55,594
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 46,628	$ 69,189